Defined Benefit Plans - Summary of Actuarial Assumptions Used to Determine Defined Benefit Obligations (Detail)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Aegon United Kingdom [member]
Demographic actuarial assumptions
Mortality		US mortality table	[1]	US mortality table	[2]
Financial actuarial assumptions
Discount rate		4.79%		4.96%
Price inflation		3.10%		3.20%
Aegon Nederland N.V. [member]
Demographic actuarial assumptions
Mortality	[3]	AEGON 2023
Financial actuarial assumptions
Discount rate		3.42%
Price inflation		2.36%
United States [member]
Demographic actuarial assumptions
Mortality	[4]	US mortality table		US mortality table
Financial actuarial assumptions
Salary increase rate		4.00%		4.00%
Health care trend rate		680.00%		6.30%
United States [member] | Top of range [member]
Financial actuarial assumptions
Discount rate		5.00%		5.22%
United States [member] | Bottom of range [member]
Financial actuarial assumptions
Discount rate		4.93%		5.14%

[1]	Club Vita tables based on analysis of Scheme membership CMI 2022 1.5%/1.25% p.a. (males/females)
[2]	Club Vita tables based on analysis of Scheme membership CMI 2021 1.5%/1.25% p.a. (males/females)
[3]	During 2023 the mortality table is adjusted, based on experience adjustments.
[4]	2023 assumption -PRI-2012 Employee, Healthy Annuitant and Contingent Survivor Tables (90% white collar/10% blue collar) projected with Scale MP-2021. Comparative figures are as included in the Integrated Annual Report 2022.